Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,	December 31,	December 31,
	2022	2021	2020

Finished goods	$207,645	$466,449	$20,328
Work-in-progress	266,488	390,588	665,082
Supplies and packing materials	12,823	13,878	-
Less: Allowance for obsolete inventory	(173,426)	(390,563)	-
Total, net	$313,530	$480,352	$685,410